Employee Benefits - Summary of Employee Benefit Plans' Obligations, Assets and Funded Status (Parenthetical) (Detail) $ in Millions	12 Months Ended
Oct. 31, 2019 CAD ($)
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	4.18%
Assumed to gradually decline by the year 2040 and remain at that level thereafter [Member]
Disclosure of defined benefit plans [line items]
Assumed overall health care cost trend rate	2.42%
Past Service Cost [member] | TD Auto Finance LLC [member]
Disclosure of defined benefit plans [line items]
Gains (losses) on pension plan amendments	$ 33